Leases (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) m²	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Aug. 31, 2027	Oct. 01, 2022 USD ($)	Sep. 30, 2008 USD ($)
Leases (Details) [Line Items]
Remaining terms			3 years 10 months 24 days
Lease covering (in Shares) | shares			19,436
Lease security deposit	$ 400		$ 400,000
ROU assets	990,000		1,030,000			$ 1,169,000
Operating Lease, Liability			1,598,000	2,653,000		$ 1,862,000	$ 1,521,000
Deferred Rent Credit				693,000
Operating lease liabilities	$ 136	$ 132	$ 530,000
Weighted average discount rate	15.60%		15.60%
Lease cost	$ 102,000	$ 181,000	$ 662,000	$ 565,000
Lease covering (in Square Meters) | m²	19,436
Remaining lease term	3 years 7 months 6 days
Forecast [Member]
Leases (Details) [Line Items]
Remaining terms					3 years 10 months 24 days
Forecast [Member] | Lease Agreements [Member]
Leases (Details) [Line Items]
Remaining terms					3 years 8 months 12 days